Intangible Assets (Details Textual) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013	Dec. 06, 2018	Jul. 30, 2017
Statement Line Items [Line Items]
Capitalized amount	SFr 3,230,373	SFr 1,858,731
Prosecution and registration costs	SFr 239,593
Licenses [Member] | At cost [Member]
Statement Line Items [Line Items]
Milestone payment intangible			SFr 1,125,000
IP & Data rights [Member]
Statement Line Items [Line Items]
Intangible assets				SFr 47,409
IP & Data rights [Member] | At cost [Member]
Statement Line Items [Line Items]
Intangible assets					SFr 146,580
Internally generated [member]
Statement Line Items [Line Items]
Intangible assets